Non-controlling interests (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling Interests
Financial Position of non-controlling interest	R$ 497,342	R$ 334,349	R$ 312,885
Banco PSA Finance Brasil S.A.	130,404	129,289	138,644
Rojo Entretenimento S.A.	7,692	6,939	7,087
Banco Hyundai Capital	218,808	183,538	167,155
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	(72)	3,109
Toro Corretora de Títulos e valores Mobiliários S.A.	115,671	11,474
Toro Investimentos S.A.	19,899
Solution 4fleet Consultoria Empresarial S.A.	1,648
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	R$ 3,292